LVIP Vanguard International Equity ETF Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.12%
International Equity Funds–100.00%
Vanguard FTSE All World ex-US Small-Cap ETF	205,201	$ 26,341,652
Vanguard FTSE All-World ex-US ETF	2,285,379	138,676,798
Vanguard FTSE Developed Markets ETF	2,554,461	125,449,580
Vanguard FTSE Emerging Markets ETF	1,225,887	63,807,418
Vanguard FTSE European ETF	1,090,016	68,671,008
Vanguard FTSE Pacific ETF	880,137	71,871,988
Vanguard Global ex-U.S. Real Estate ETF	385,870	21,516,111
		516,334,555
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	636,892	$ 636,892
		636,892
Total Investment Companies (Cost $408,869,461)		516,971,447

TOTAL INVESTMENTS–100.12% (Cost $408,869,461)	516,971,447
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(610,164)
NET ASSETS APPLICABLE TO 39,837,503 SHARES OUTSTANDING–100.00%	$516,361,283

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes.
LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“UnderlyingETFs”),which, in turn invest in foreign stocks and moneymarket instruments (collectively, the “UnderlyingFunds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$516,971,447	$—	$—	$516,971,447
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard International Equity ETF Fund–2